Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit	€ 90,861	€ 135,661	€ 65,279
Income taxes	39,747	33,433	35,802
Depreciation, amortization and impairment of assets	235,950	194,952	173,521
Financial income	(26,028)	(37,282)	(13,320)
Financial expenses	51,995	68,121	54,346
Foreign exchange losses	11,338	5,262	7,869
Write-downs and other provisions	8,180	(1,168)	14
Write-downs of the provision for obsolete inventory	25,745	31,850	28,561
Result from investments accounted for using the equity method	(1,061)	2,953	(2,199)
Gains arising from the disposal of fixed assets	0	0	(1,124)
Other non-cash expenses, net	51,253	66,641	23,063
Change in inventories	(5,896)	(72,770)	(103,112)
Change in trade receivables	(12,572)	(51,022)	(15,623)
Change in trade payables including customer advances	(13,098)	11,670	43,511
Change in other operating assets and liabilities	(86,373)	(29,765)	(75,994)
Interest paid	(38,140)	(29,166)	(24,938)
Income taxes paid	(52,772)	(53,988)	(49,258)
Net cash flows from operating activities	279,129	275,382	146,398
Investing activities
Payments for property, plant and equipment	(100,104)	(57,034)	(49,114)
Payments for intangible assets	(25,425)	(20,843)	(24,185)
Proceeds from the sale of investment	7,582	0	0
Proceeds from disposals of non-current financial assets	334	2,345	2,585
Payments for purchases of non-current financial assets	(4,174)	(2,623)	(111)
Proceeds from disposals of current financial assets and derivative instruments	41,421	270,317	46,487
Payments for acquisitions of current financial assets and derivative instruments	(26,341)	(36,956)	(32,412)
Business combinations, net of cash acquired	(19,307)	(117,686)	(585)
Acquisition of investments accounted for using the equity method	0	(15,734)	0
Net cash flows (used in)/from investing activities	(126,014)	21,786	(57,335)
Financing activities
Repayments of borrowings	(290,781)	(306,150)	(159,719)
Proceeds from borrowings	259,720	204,424	0
Payments of lease liabilities	(143,549)	(125,732)	(121,633)
Proceeds/(repayments) of other non-current financial liabilities	0	0	(3,919)
Dividends to owners of the parent	(30,290)	(25,031)	(21,852)
Dividends paid to non-controlling interests	(6,132)	(6,068)	(4,187)
Payments for acquisition of non-controlling interests	(23,502)	0	0
Proceeds from the exercise of warrants	0	4,409	0
Sales of shares held in treasury	0	3,654	3,390
Proceeds from capital contribution from Monterubello	0	0	10,923
Net cash flows used in financing activities	(234,534)	(250,494)	(296,997)
Effects of exchange rate changes on cash and cash equivalents	4,270	(4,716)	2,464
Net (decrease)/increase in cash and cash equivalents	(77,149)	41,958	(205,470)
Cash and cash equivalents at the beginning of the year	296,279	254,321	459,791
Cash and cash equivalents at the end of the year	€ 219,130	€ 296,279	€ 254,321